form 24f-2
annual notice of securities
sold pursuant to rule 24f-2


read instructions at end
of form before preparing form.
please print or type.

1.
name and address of issuer:

papp america-pacific rim
fund, inc.
6225 n. 24th street, suite 150
phoenix, arizona 85016

2.
the name of each series or
class of securities for which
this form is filed (if the
form is being filed for all
series and classes of
securities of the issuer,
check the box but do not
list series or classes):
 [ x ]


papp america-pacific rim
fund, inc.
capital stock

3.
investment company act file
number:
811-8005

securities act file number:
333-19235
4(a)
last day of fiscal year for
which this notice is filed:
december 31, 2001

4(b).
[  ]  check box if this form
is being filed late (i.e.,
more than 90 calendar days
after the end of the
      issuer's fiscal year).
(see instruction a.2)

note:  if the form is being
filed late, interest must be
paid on the registration fee
due.

4(c).
[  ]  check box if this is the
last time the issuer will be
filing this form.


5.
calculation of registration
fee:

(i)	aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):

$613,784

(ii)	aggregate price of
securities redeemed or
repurchased during the
fiscal year:

$1,081,346


(iii)	aggregate price of
securities redeemed or
repurchased during any
prior fiscal year ending
no earlier than october
11, 1995 that were not
previously used to reduce
registration fees payable
to the commission:

$0


(iv)	total available
redemption credits [add items
5(ii) and 5(iii)]:

-$1,081,346

(v)	net sales - if item
5(i) is greater than item
5(iv) [subtract item 5(iv)
from item 5(i)]:

$0

(vi)	redemption credits
available for use in future
years -- if item 5(i) is
less than item 5(iv)
[subtract item 5(iv) from
item 5(i)]:

$ (467,562)


(vii) multiplier for
determining registration
fee (see instruction c.9):

x  .000092

(viii)   registration fee
due [multiply item 5(v) by
item 5(vii)] (enter "0"
if no fee is due):

$0

6.
prepaid shares
if the response to item 5(i)
was determined by deducting
an amount of securities that
were registered under
the securities act of 1933
pursuant to rule 24e-2 as in
effect before october 11,
1997, then report the amount
of securities (number of
shares or other units)
deducted here:____.  if there
is a number of shares or other
units that were registered
pursuant to rule 24e-2
remaining unsold at the end
of the fiscal year for which
this form is filed that are
available for use by the
issuer in future fiscal years,
then state that number
here:____.

7.
interest due - if this form
is being filed more than
90 days after the end of
the issuer's fiscal year
(see instruction d):

8.
total of the amount of the
registration fee due plus
any interest due [line
5(viii) plus line 7]
$0

9.
date the registration fee and
any interest payment was sent
to the commission's lockbox
depository:

method of delivery:
[  ]   wire transfer
[  ]   mail or other means

signatures

this report has been signed
below by the following persons
on behalf of the issuer and
in the capacities and on
the dates indicated.

by (signature and title)*

robert l. mueller,
vice president & secretary

date
march 18, 2002

*please print the name and
title of the signing officer
below the signature.